5. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Stock Option Plan And Stock-Based Compensation Details
Risk-free interest rate, Minimum	0.47%	0.31%
Risk-free interest rate, Maximum	1.55%	1.27%
Expected dividend yield	0.00%	0.00%
Volatility factor	85.00%	90.00%
Expected life of option, Minimum	3 years 3 months	2 years 10 months 24 days
Expected life of option, Maximum	6 years	7 years